Mainland China Contribution Plan and Profit Appropriation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Employer contribution towards retirement plan	$ 2,671,372	$ 1,952,704	$ 1,752,623
Employer contribution towards benefit plan	2,610,731	2,036,029	1,819,388
Percentage of profit after tax transferred to statutory surplus reserve	10.00%
Statutory reserve balance	$ 7,648,288	$ 7,547,128
Required percentage of statutory surplus reserve fund to registered capital, maximum	50.00%